Schedule of bank loans (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	May 26, 2023	Dec. 31, 2022 SGD ($)
Line of Credit Facility [Line Items]
Interest Rate				5.00%
Principal amount	$ 478,290	$ 653,439	$ 557,755		$ 781,702
Principal amount	174,588	238,521	331,528		305,965
Principal amount	$ 303,702	$ 414,918	226,227		475,737
CIMB Bank Berhad, Singapore Branch [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	August 2020 /August 2023
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount					23,005
DBS Bank Ltd [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	June 2020 /June 2025
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Principal amount	$ 78,228	$ 106,875	315,878		518,715
Maybank Singapore Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 56,730	$ 77,505	159,859		239,982
United Overseas Bank Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.25%	2.25%
Collateral/Guarantee	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, former Directors of Ohmyhome Property Management (S)
Principal amount	$ 31,794	$ 43,439	82,018
ORIX Leasing Singapore Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	April 2024/April 2029
Interest Rate	7.50%	7.50%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 311,537	$ 425,620